STOCKHOLDERS' DEFICIT AND CONVERTIBLE PREFERRED SHARES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding at beginning of year, Number of options	945,750
Options granted, Number of options	624,000
Options exercised, Number of options	74,500
Options expired, Number of options	89,250
Options forfeited, Number of options	88,600
Options outstanding at end of year, Number of options	1,317,400	945,750
Options vested and expected to vest at end of year, Number of options	1,284,800
Exercisable at end of year, Number of options	962,875
Options outstanding at beginning of year, Weighted average exercise price	$ 6.90
Options granted, Weighted average exercise price	$ 6.36
Options exercised, Weighted average exercise price	$ 0.09
Options expired, Weighted average exercise price	$ 11.21
Options forfeited, Weighted average exercise price	$ 13.54
Options outstanding at end of year, Weighted average exercise price	$ 6.59	$ 6.90
Options vested and expected to vest at end of year, Weighted average exercise price	$ 6.58
Exercisable at end of year, Weighted average exercise price	$ 6.74
Options outstanding at, Weighted average remaining contractual life	6 years 11 months 23 days	7 years 8 months 8 days
Options vested and expected to vest at end of year, Weighted average remaining contractual life	6 years 11 months 16 days
Exercisable at end of year, Weighted average remaining contractual life	6 years 5 months 1 day
Options outstanding at beginning of year, Intrinsic value	$ 2,935
Options outstanding at end of year, Intrinsic value	8	2,935
Options vested and expected to vest at end of year, Intrinsic value	8
Exercisable at end of year, Intrinsic value	$ 8